Fair Value Measurements - Level 3 financial liabilities (Details) - Level 3 $ in Millions	1 Months Ended
Jun. 30, 2022 USD ($)
Earnout Shares to stockholders
Fair Value Measurements
Balance as of beginning balance	$ 100
Change in fair value	(23)
Balance as of ending balance	77
Private warrants
Fair Value Measurements
Balance as of beginning balance	21
Change in fair value	(5)
Balance as of ending balance	$ 16